Ordinary Shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	May 31, 2025	Dec. 31, 2024
Ordinary Shares [Line Items]
ORDINARY SHARES

14. ORDINARY SHARES

For the six months ended June 30, 2024, the Group issued 289,401, respectively, Class A Ordinary Shares to share option holders due to exercise of share options.

For the six months ended June 30, 2024, the Group issued 446,842 Class A Ordinary Shares to Class B Ordinary Shares holders upon conversion.

On January 2, 2025, the Company entered into a certain securities purchase agreement (the “Securities Purchase Agreement”) with certain non-affiliated institutional investors (the “Purchasers”) pursuant to which the Company sold 1,535,000 Class A ordinary shares of the Company (the “Shares”), par value $0.00001 per share (the “Ordinary Shares”) at a per share price of $2.00 in a registered direct offering, for gross proceeds of $3,070,000 (the “Offering”). and the net proceeds after deducting the related expense is $2,699,200 The Securities Purchase Agreement was fully executed on January 3, 2025.

Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for the following: (i) each Class A Ordinary Share is entitled to one vote while each Class B Ordinary Share is entitled to ten votes; and (ii) each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time while Class A Ordinary Shares are not convertible under any circumstances.

16. ORDINARY SHARES

On March 26, 2021, the Company entered into an at-the-market offering agreement (the “Sales Agreement”), with H.C. Wainwright & Co., LLC, acting as its sales agent (the “Sales Agent”), relating to the sale of its Class A Ordinary Shares (such offering, the “ATM Offering”, or “At The Market Offering”). In accordance with the terms of the Sales Agreement, the Company may offer and sell shares of its Class A Ordinary Shares having an aggregate offering price of up to $15,000,000 from time to time through the Sales Agent under such prospectus supplement and the accompanying prospectus. For the year ended December 31, 2023, the Company has issued 215,959 Class A Ordinary Shares at average issuance price of $7.53 per share pursuant to the ATM Offering with gross proceeds of $1.6 million, less transaction costs of $50,183.

On January 23, 2023, the Company effectuate a 10 for 1 share consolidation of its authorized share capital, such that every 10 Class A Ordinary Shares, par value of US$1.00 per share, in the authorized share capital of the Company (including issued and unissued share capital) were consolidated into 1 Class A Ordinary Share, par value of US$10.00 per share, and that every 10 Class B Ordinary Shares, par value of US$1.00 per share in the authorized share capital of the Company (including issued and unissued share capital) were consolidated into 1 Class B Ordinary Share, par value of US$10.00 per share. As a consequence of the reverse stock split, fractional shares were rounded up to the next whole share, resulting in the creation of an additional 8,018 Class A Ordinary Shares.

On February 21, 2023, the Company was merged with Aptorum Group Cayman Limited, a newly established wholly owned subsidiary of the Company, whereby the Company is the surviving company on the terms of the plan of merger. According to the plan of merger, the par value of its Class A and Class B Ordinary Shares are changed from USD10 to USD0.00001.

On March 31, 2023, the Group issued 70,430 Class A Ordinary Shares to a majority of the share option holders. This issuance served as an exchange for their share options and facilitated the reversal of deferred cash bonus payables owed to these holders (See Note 10).

On March 31, 2023, the Group also issued 65,770 fully vested Class A Ordinary Shares to certain employees and external consultants. The grant date fair value of each of the shares was $2.68 based on grant date quoted market price.

For the years ended December 31, 2024, 2023 and 2022, the Group issued 427,060, 791 and 6,712 Class A Ordinary Shares to share option holders as a result of exercise of options, respectively.

For the year ended December 31, 2024, the Group issued 446,842 Class A Ordinary Shares to Class B Ordinary Shares holders upon conversion.

For the year ended December 31, 2023, the Group issued 1,250,000 Class A Ordinary Shares to convertible note holders upon conversion (See Note 15).

Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for the following: (i) each Class A Ordinary Share is entitled to one vote while each Class B Ordinary Share is entitled to ten votes; and (ii) each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time while Class A Ordinary Shares are not convertible under any circumstances.

DiamiR Biosciences Corp. [Member]
Ordinary Shares [Line Items]
ORDINARY SHARES

NOTE 11 — STOCKHOLDERS’ EQUITY

The Company was capitalized by its two founders with a cash contribution by one of its founders of $250,000 for 2,200,000 shares of common stock and a non-cash contribution by the other founder for 2,000,000 shares of common stock. The non-cash contribution consisted of all of the founders’ rights, title, and interest in any intellectual property, proprietary property or other property of a similar nature related to the business to be conducted by the Company involving methods of using small RNA from bodily fluids for diagnosis and monitoring of neurodegenerative diseases.

Founder Contributions

In the years ended May 31, 2025 and 2024, its founders also made contributions to the Company in the form of below market interest rates on loans and in the form of uncompensated services. the Company recorded discounts on founder notes payable of $34,692 and $35,063 respectively, as additional paid-in capital.

Warrant

Concurrent with the issuance of a note payable settled prior to the year ended May 31, 2024, the Company issued a warrant for 29,336 shares of the Company’s common stock at an exercise price of $5.87 per share. The warrant expired in the year ended May 31, 2025, in accordance with its terms.

Stock Option Plans

The Company maintains stock option plans, under which shares are available for issuance of stock-based awards under terms established by the board of directors. Through May 31, 2025, awards under the plans generally consisted of options with exercise prices equal to fair market value, vesting and service conditions of 18 months to three years without market or performance conditions and ten-year lives. Options granted in the year ended May 31, 2024 for an aggregate of 246,000 shares are subject to vesting conditions related to research and financing milestones. As of May 31, 2025, 600,000 shares remain available for future grant under the 2024 Stock Option Plan. The number of shares available under the 2024 Stock Option Plan will increase by 2% per year or such lower number of shares as may be determined by the Company’s board of directors.

The following is an analysis of the stock option activity under the Plans:

	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding May 31, 2023	557,450	$6.04
Granted	153,000	0.01
Exercised	—	—
Expired or forfeited	(198,500)	4.95
Outstanding May 31, 2024	511,950	$4.66
Granted	—	—
Exercised	—	—
Expired or forfeited	—	—
Outstanding May 31, 2025	511,950	$4.66	5.5 years
Exercisable May 31, 2025	263,450	$4.96	4.0 years

The weighted average grant-date fair value of stock options granted during the years ended May 31, 2024 was $7.00, based on the following weighted average assumptions:

2024
Expected term in years	10
Expected volatility	81%
Risk-free interest rate	4.1%
Expected dividend yield	0%

In the year ended May 31, 2024, the Company modified the terms of certain of its outstanding stock options representing an aggregate of 140,000 shares. These modifications included a reduction in exercise prices from $7.01 per share to $0.01 per share and the addition of performance and vesting conditions, not currently considered probable of achievement, related to corporate transactions.

In the year ended May 31, 2025, stock-based compensation expense amounted to $24,312, which is included in research and development expenses. In the year ended May 31, 2024, stock-based compensation expense amounted to $194,846, of which $182,912 is included in research and development expenses and $11,934 is included in general and administrative expenses. As of May 31, 2025, unrecognized stock-based compensation expense related to options for which vesting is considered probable was $0. As of May 31, 2025, unrecognized stock-based compensation expense related to options for which vesting is not considered probable was $1,093,712.

In the year ended May 31, 2023, the Company issued 132,000 restricted stock units, vesting upon a change in control or public listing of the Company’s common stock. In the year ended May 31, 2024, concurrent with the modification of stock options described above, the Company terminated outstanding restricted stock units representing 44,000 shares. Vesting of the units is not considered probable and no compensation expense has been recognized through the year ended May 31, 2025. The grant-date fair value and unrecognized compensation expense as of May 31, 2025 related to the restricted stock units amounts to $652,080.